Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	Bright Mountain Media, Inc.
Entity Central Index Key	0001568385
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true